Discontinued Operations - Schedule of Carrying Amounts of Assets and Liabilities Included in Disposal Group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Cash and cash equivalents		$ 47,622
Accounts receivable		4,674
Due from related parties		139
Inventories		32,099
Prepaid expenses		2,303
Current assets held for sale		86,837
Long-term investments		2,280
Property, plant and equipment		169,401
Other assets		26,032
Non-current assets held for sale		197,713
Accounts payable and accrued liabilities		25,231
Current liabilities held for sale		25,231
Asset retirement obligations		30,214
Non-current liabilities held for sale		$ 30,214